Fee and commission income - Schedule of fees and commission income from contracts with customers broken down by main types of services according to the scope of IFRS 15 (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Fee and commission income (expense)	$ 18,298	$ 10,418	$ 15,647
Openning and confirmation
Statement [Line Items]
Fee and commission income (expense)	13,174	9,490	9,693
Negotiation and acceptance
Statement [Line Items]
Fee and commission income (expense)	45	183	399
Amendment
Statement [Line Items]
Fee and commission income (expense)	1,510	688	605
Structuring
Statement [Line Items]
Fee and commission income (expense)	4,269	603	5,622
Other
Statement [Line Items]
Fee and commission income (expense)	(700)	(546)	(672)
Syndications
Statement [Line Items]
Fee and commission income (expense)	4,269	603	5,622
Syndications | Openning and confirmation
Statement [Line Items]
Fee and commission income (expense)	0	0	0
Syndications | Negotiation and acceptance
Statement [Line Items]
Fee and commission income (expense)	0	0	0
Syndications | Amendment
Statement [Line Items]
Fee and commission income (expense)	0	0	0
Syndications | Structuring
Statement [Line Items]
Fee and commission income (expense)	4,269	603	5,622
Syndications | Other
Statement [Line Items]
Fee and commission income (expense)	0	0	0
Documentary and "stand-by" letters of credit
Statement [Line Items]
Fee and commission income (expense)	12,119	9,000	9,506
Documentary and "stand-by" letters of credit | Openning and confirmation
Statement [Line Items]
Fee and commission income (expense)	10,506	8,090	8,381
Documentary and "stand-by" letters of credit | Negotiation and acceptance
Statement [Line Items]
Fee and commission income (expense)	45	183	399
Documentary and "stand-by" letters of credit | Amendment
Statement [Line Items]
Fee and commission income (expense)	1,527	688	632
Documentary and "stand-by" letters of credit | Structuring
Statement [Line Items]
Fee and commission income (expense)	0	0	0
Documentary and "stand-by" letters of credit | Other
Statement [Line Items]
Fee and commission income (expense)	41	39	94
Other commissions, net
Statement [Line Items]
Fee and commission income (expense)	1,910	815	519
Other commissions, net | Openning and confirmation
Statement [Line Items]
Fee and commission income (expense)	2,668	1,400	1,312
Other commissions, net | Negotiation and acceptance
Statement [Line Items]
Fee and commission income (expense)	0	0	0
Other commissions, net | Amendment
Statement [Line Items]
Fee and commission income (expense)	(17)	0	(27)
Other commissions, net | Structuring
Statement [Line Items]
Fee and commission income (expense)	0	0	0
Other commissions, net | Other
Statement [Line Items]
Fee and commission income (expense)	$ (741)	$ (585)	$ (766)